INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
INCOME TAXES
12.    INCOME TAXES
The provision for income taxes differs from the result which would be obtained by applying the statutory income tax rate of 26% (2013 - 26%; 2012 – 26%) to income before income taxes. The difference results from the following items:
	2014	2013	2012

Computed expected (benefit) income taxes	$(535,000)	$(675,000)	$(782,000)
Increase in valuation allowance	535,000	675,000	782,000
	$-	$-	$-

Significant components of the Company's deferred income tax assets are as follows:

	2014	2013

Deferred income tax asset	$3,326,000	$2,791,000
Valuation allowance	(3,326,000)	(2,791,000)
	$-	$-
The Company has net operating losses of approximately $12,793,000 (2013 - $10,734,000), which, if unutilized, will expire through to 2034.  Future tax benefits, which may arise as a result of these losses, have not been recognized in these consolidated financial statements and have been offset by a valuation allowance.

The Company and its subsidiaries file income tax returns in Canada and China.  These tax returns are subject to examination by local taxation authorities provided the tax years remain open to audit under the relevant statutes of limitations.